June 26, 2008

By EDGAR Transmission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E., Mail Stop 3720

Washington, DC 20549

Attention: Paul Fischer

Re:	Global BPO Services Corporation
Preliminary Proxy Materials on Form PreM14A
Filed on February 12, 2008
File No. 1-33739

Ladies and Gentlemen:

On behalf of Global BPO Services Corp. (the “Company”), submitted herewith for filing is Amendment No. 4 (“Amendment No. 4”) to the Preliminary Proxy Statement on Schedule 14A (File No. 001-33739) (the “Preliminary Proxy Statement”) filed by the Company with the Securities and Exchange Commission (the “Commission”) on February 12, 2008.

Amendment No. 4 is being filed in response to comments contained in the letter dated June 23, 2008 (the “Letter”) from Larry Spirgel of the Staff (the “Staff”) of the Commission to R. Scott Murray, the Company’s Chairman, President, Chief Executive Officer and Interim Chief Financial Officer. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. The responses are keyed to the numbering of the comments and the headings used in the Letter. Where appropriate, the Company has responded to the Staff’s comments by making changes to the disclosure in the Preliminary Proxy Statement as set forth in Amendment No. 4. Page numbers referred to in the responses reference the applicable pages of Amendment No. 4. For your convenience, the Company is also providing you supplementally with a copy of Amendment No. 4 marked to show the changes made to the Preliminary Proxy Statement.

On behalf of the Company, we advise you as follows:

Questions and Answers about the Merger, page 1

1.	Include a question highlighting the reasons why management is proposing the tender offer.

Securities and Exchange Commission

June 26, 2008

Response:	The Company has revised the disclosure on page 3 of Amendment No. 4 in response to the Staff’s comments.

Why are certain founding stockholders selling their founder warrants to Ares in connection with the private placement?, page 3

2.	We note that as an inducement for Ares to enter into the private placement, the founding stockholders holding warrants agreed to sell to Ares their founder warrants to purchase 7,500,000 shares of GBPO common stock. Please advise us how this is consistent with Section 5 of the Subscription Agreement (Exhibit 10.19 to your Form S-1, file no. 333-144447), which states that “the subscriber, and his designees, shall enter into a securities escrow agreement with Continental Stock Transfer & Trust Company, whereby the Founder Warrants and the Warrant Shares, shall be held in escrow until the earlier of (i) one year after the consummation of a Business Combination or (ii) the liquidation of the Company.

Response:	The Company has revised the disclosure on page 3 of Amendment No. 4 in response to the Staff’s comments

Summary of the Proxy Statement, page 13

Certain Other Interests in the Merger, page 18

3.	Please revise here, and on page 71 when you discuss the background of the merger, to indicate why GBPO agreed to purchase the unit purchase option from the underwriters.

Response:	The Company has revised the disclosure on pages 18 and 71 of Amendment No. 4 in response to the Staff’s comments.

The Merger Proposal, page 66

4.	We note that in April 2008 there were discussions between the executive officers of GBPO and representatives from H.I.G. regarding the re-negotiation of the terms of merger consideration “in order to increase the likelihood of approval of the merger by GBPO stockholders.” Please revise to clarify whether the executive officers of GBPO had reason to believe the merger would likely not be approved by its shareholders, and how such knowledge had been conveyed to them.

Response:	The Company has revised the disclosure on page 70 of Amendment No. 4 in response to the Staff’s comments.

5.	Please revise to indicate how many private equity firms Mr. Murray contacted, and why GBPO ultimately determined to enter into an NDA with Ares. When you revise, please indicate whether GBPO had any prior relationship with Ares.

Securities and Exchange Commission

June 26, 2008

Response:	The Company has revised the disclosure on page 71 of Amendment No. 4 in response to the Staff’s comments.

6.	Please revise paragraph 5 on page 71 to indicate the reasons why Global BPO reduced the total consideration from $225.8 million to $200 million, as well as why the consideration would consist only of cash. We note your statement at various points in the document that “Stream’s unaudited financial results for the first quarter of 2008 had exceeded its internal budget for the quarter.”

Response:	The Company has revised the disclosure on page 71 of Amendment No. 4 in response to the Staff’s comments.

7.	Please revise the second to the last statement on page 71 to explain why the board decided to increase the size of the private placement from $125 million to $150 million.

Response:	The Company has revised the disclosure on page 72 of Amendment No. 4 in response to the Staff’s comments.

GBPO’s Board of Directors’ Reasons for the Approval of the Merger, page 71

8.	We note that Bear Stearns’ opinion was delivered prior to the reduction in merger consideration. Please disclose whether any material changes in Stream’s operations, performance or in any of the projections or assumptions upon which Bear Stearns’ based its opinion have occurred since the delivery of the opinion or that are anticipated to occur before the security holder meeting.

Response:	The Company has revised the disclosure on page 72 of Amendment No. 4 in response to the Staff’s comments.

Satisfaction of 80% Test, page 74

9.	Please revise to more completely discuss the analysis GBPO management prepared, and upon which the board relied, in determining that the 80% Test was satisfied subsequent to the downward adjustment of the merger consideration. Clarify whether a GBPO management now believes the purchase price reduction was necessary due to a corresponding reduction in the fair market value of Stream.

Response:	The Company has revised the disclosure on page 75 of Amendment No. 4 in response to the Staff’s comments.

The Tender Offer, page 115

Securities and Exchange Commission

June 26, 2008

10.	Discuss how the tender offer is designed to increase the chances that the merger is approved. Indicate whether the company could decide not to go forward with the tender offer following consummation of the merger.

Response:	The Company has revised the disclosure on page 116 of Amendment No. 4 in response to the Staff’s comments.

Ownership of GBPO Common Stock following the Tender Offer, page 116

11.	We note that the ownership table “assumes no exercise of outstanding warrants to purchase 38,750,000 shares of GBPO common stock.” Insofar as your outstanding warrants are exercisable for $6 per share and the tender offer to repurchase 20,625,001 of your common stock following consummation of a merger is for $8 per share, please advise us why the table assumes no exercise of warrants. In the alternative, please revise your table to address this possibility, and discuss the incentive warrant holders have to exercise and sell their underlying shares in the tender offer in lieu of any shares purchased in the initial public offering.

Response:	The Company has revised the disclosure on page 117 of Amendment No. 4 in response to the Staff’s comments.

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If you require additional information, please telephone either the undersigned at the telephone number indicated on the first page of this letter, or Brian B. Margolis of this firm at (212) 937-7239.

Very truly yours,

/s/ Mark G. Borden

Mark G. Borden

cc:	R. Scott Murray (Global BPO Services Corp.)
Brian B. Margolis (Wilmer Cutler Pickering Hale and Dorr LLP)